4. Related party transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	Feb. 28, 2021	Feb. 29, 2020
Related Party Transactions [Abstract]
Related party expenses	$ 300	$ 400	$ 1,950	$ 5,516
Due to related party	$ 7,766	$ 5,916	$ 7,466	$ 5,516